Finance Income and Finance Expense (Details)	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)
Finance Income and Finance Expense (Details) [Line Items]
Gain from derivative financial instruments	SFr 451,131
Revaluation of the financial derivatives	449,898
Revaluation of outstanding warrants	1,233		$ 5,085
Revaluation loss from derivative financial instruments		SFr 416,003
Finance expenses included interest paid	SFr 19,503
Maximum [Member]
Finance Income and Finance Expense (Details) [Line Items]
Finance expenses included interest paid		3,699
Minimum [Member]
Finance Income and Finance Expense (Details) [Line Items]
Finance expenses included interest paid		SFr 0